Aug. 21, 2020
PIMCO Equity Series
Supplement Dated August 21, 2020 to the
Prospectus dated October 31, 2019, as supplemented from time to time (the "Prospectus"), and to the Statement of Additional Information dated October 31, 2019, as supplemented from time to time (the "SAI")
Important Information Related to the PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a "Fund")
PIMCO Dividend and Income Fund
Effective October 1, 2020, the advisory fee for each class of shares of the PIMCO Dividend and Income Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.04%. This advisory fee decrease will result in the Management Fees decreasing by 0.04% for each class of shares of the PIMCO Dividend and Income Fund.
Accordingly, effective October 1, 2020, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Example following the table in the "Fund Summaries" section, and to the tables in the "Management of the Funds—Management Fees" and "Management of the Funds—Management Fees—Advisory Fee" sections. In addition, effective October 1, 2020, in the SAI, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" section.
PIMCO RAE Emerging Markets Fund
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE Emerging Markets Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.20%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.20% for each class of shares of the PIMCO RAE Emerging Markets Fund.
In addition, the PIMCO RAE Emerging Market Fund's current contractual advisory fee waiver of 0.20% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.
PIMCO RAE Global Fund
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE Global Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.15%. In addition, effective November 1, 2020, the advisory fee for each class of shares of the PIMCO RAE Global Fund, stated a as a percentage of the Fund's average daily net assets, will decrease by 0.05%. These advisory and supervisory and administrative fee decreases will result in the Management Fees decreasing by 0.20% for each class of shares of the PIMCO RAE Global Fund.
In addition, the PIMCO RAE Global Fund's current contractual advisory fee waiver of 0.20% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.
PIMCO RAE Global ex-US Fund
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE Global ex-US Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.20%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.20% for each class of shares of the PIMCO RAE Global ex-US Fund.
In addition, the PIMCO RAE Global ex-US Fund's current contractual advisory fee waiver of 0.20% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.
PIMCO RAE International Fund
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE International Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.10% for each class of shares of the PIMCO RAE International Fund.
In addition, the PIMCO RAE International Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.
PIMCO RAE US Fund
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE US Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.10% for each class of shares of the PIMCO RAE US Fund.
In addition, the PIMCO RAE US Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.
PIMCO RAE US Small Fund
Effective November 1, 2020, the supervisory and administrative fee for each class of shares of the PIMCO RAE US Small Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10%. This supervisory and administrative fee decrease will result in the Management Fees decreasing by 0.10% for each class of shares of the PIMCO RAE US Small Fund.
In addition, the PIMCO RAE US Small Fund's current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through October 31, 2020, will not be renewed.